Voya Index Solution 2030 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2030 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,156
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	234
Expense Example, with Redemption, 10 Years	556
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	860
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	$ 1,039